                            ANNUAL FINANCIAL REPORT


                               DECEMBER 31, 1996

Value of $10,000.00 investment over past 10 years

Yr End            Fund                  S&P
1/1/87          $9,525.00          $10,000.00
1987            $9,223.80          $10,202.70
1988           $12,431.30          $11,869.70
1989           $14,412.70          $15,560.50
1990           $13,311.30          $15,048.60
1991           $16,713.50          $19,511.20
1992           $17,536.20          $20,888.90
1993           $18,042.50          $22,882.10
1994           $17,372.40          $23,213.90
1995           $20,759.00          $31,509.70
1996           $23,522.80          $38,514.60

               STATEMENT OF PER SHARE INCOME AND CAPITAL CHANGES

                 For each share of capital stock outstanding*

                                       Year       Year       Year            Year       Year       Year        Year        Year
                                       End        End        End             End        End        End         End         End
                                       12/31      12/31      12/31           12/31      12/31      12/31       12/31       12/31
                                       1996       1995       1994            1993       1992       1991        1990        1989
NET ASSET VALUE AT BEGINNING
OF PERIOD                          $  30.51    $  28.14   $    30.0     $    29.95  $   29.19    $  24.62     $27.57    $  22.55
                                   --------    --------   ---------     ----------  ---------    --------     ------    --------
Investment Income                  $    .73    $    .75   $     .72     $      .62  $     .62    $    .72       $.70    $    .73
Expenses                                .39         .40         .40            .33        .28         .29        .27         .26
                                   --------    --------   ---------     ----------  ---------    --------     ------    --------

Net Investment Income                   .34         .35         .32            .29        .34         .43        .43         .47
Net realized & Unrealized
gain (Loss) on investment              3.72        5.14       (1.43)           .58       1.10        5.86      (2.53)       5.41
                                   --------    --------   ---------     ----------  ---------    --------     ------    --------

Total from Investment operations       4.06        5.49       (1.11)           .87       1.44        6.29      (2.10)       5.88
Dividends from net
investment income                      (.34)       (.35)       (.32)          (.29)      (.34)       (.43)      (.43)       (.47)

Distributions from net
realized gain                         (3.36)      (2.77)       (.43)          (.53)      (.34)      (1.29)      (.42)       (.39)
                                   --------    --------   ---------     ----------  ---------    --------     ------    --------
Total Distributions                   (3.70)      (3.12)       (.75)          (.82)      (.68)      (1.72)      (.85)       (.86)
Net change in net asset value           .36        2.37       (1.86)           .05        .76        4.57      (2.95)       5.03
Net asset value as of end
of the period                         30.87       30.51       28.14          30.00      29.95       29.19      24.62       27.57
                                   --------    --------   ---------     ----------  ---------    --------     ------    --------
Total return
(Sales load not reflected)             13.3%       19.5%       (3.7)%          2.9%       4.9%       25.6%      (7.6)%      26.0%
Net assets, end of period          $ 35,549    $ 32,236    $ 28,368     $   31,567  $  28,896    $ 23,931   $ 16,433    $ 11,893
Ratio of operating expense
to net assets**                        1.21%       1.28%       1.30%          1.11%      1.04%       1.18%      1.27%       1.25%
Ratio of net investment income
to average net assets**                1.04%       1.12%       1.04%           .96%      1.25%       1.74%      2.08%       2.20%
Portfolio turnover                     51.2%      48.72%      33.00%         18.36%     13.10%      21.50%     24.70%      14.60%
Average commission rate paid           .074        .072
Number of shares oustanding       1,038,561     965,769     984,847      1,026,460    945,006     776,974    646,664     419,212
at end of period***



*    All adjusted for two for one share split on July 26, 1985 and January 2,
     1990
**   Annualized and includes state taxes
*** Shares immediately prior to dividend - Fund commenced operation on September 3, 1982

                                  (CONTINUED)
               STATEMENT OF PER SHARE INCOME AND CAPITAL CHANGES

                 For each share of capital stock outstanding*

                                       Year          Year        Year        Year      Year        Year        Year
                                       End           End         End          End       End         End         End
                                       12/31        12/31       4/30         4/30      4/30        4/30        4/30
                                       1988         1987        1987         1986      1985        1984        1983
NET ASSET VALUE AT BEGINNING
OF PERIOD                            $ 18.85    $  22.43      $ 19.68     $ 14.99    $ 13.55      $15.39     $12.50
                                    --------    --------    ---------  ----------  ---------    --------     ------
Investment Income                    $   .67    $    .40      $   .38     $   .47    $   .47      $  .40     $  .38
Expenses                                 .25         .16          .16         .20        .17         .27        .20
                                    --------    --------    ---------  ----------  ---------    --------     ------

Net Investment Income                    .42         .24          .22         .27        .30         .13        .18
Net realized & Unrealized
gain (Loss) on investment               4.09       (3.21)        3.45        5.08       1.72       (1.55)      3.08
                                    --------    --------    ---------  ----------  ---------    --------     ------
Total from Investment operations        4.51       (2.97)        3.67        5.35       2.02       (1.42)      3.26
Dividends from net
investment income                       (.42)       (.24)        (.22)       (.27)      (.30)       (.13)      (.18)

Distributions from net
realized gain                           (.39)       (.38)        (.70)       (.39)      (.28)       (.29)      (.19)
                                    --------    --------    ---------  ----------  ---------    --------     ------

Total Distributions                     (.81)       (.62)        (.92)       (.66)      (.58)       (.42)      (.37)
Net change in net asset value           3.71       (3.59)        2.75        4.69       1.44       (1.84)      2.89
Net asset value as of end
of the period                          22.55       18.85        22.43       19.68      14.99       13.55      15.39
                                    --------    --------    ---------  ----------  ---------    --------     ------

Total return
(Sales load not reflected)              23.9%       (2.6)%       22.2%       23.3%       (.5)%      13.5%      10.4%
Net assets, end of period            $ 6,162    $  4,133      $ 3,404     $ 1,023    $   502      $  256     $  163
Ratio of operating expense
to net assets**                         1.24%        .80%        1.17%       1.39%      1.36%       2.24%      1.08%
Ratio of net investment income
to average net assets**                 2.18%       1.23%        1.68%       1.91%       2.3%       1.18%      1.69%
Portfolio turnover                     25.88%       8.57%        8.79%      28.00%      22.6%         52.%     74.5%
Average commission rate paid
Number of shares oustanding          264,414     212,704      151,848      51,998     33,524      18,916     10,592
at end of period***



*    All adjusted for two for one share split on July 26, 1985 and January 2,
     1990
**   Annualized and includes state taxes
*** Shares immediately prior to dividend - Fund commenced operation on September 3, 1982

                                                              December 31,1996
                          NEW ALTERNATIVES FUND, INC.
                           STATEMENT OF INVESTMENTS

COMMON STOCKS :82.2 %                             MARKET VALUE
---------------------                             ------------
                             Shares
ALTERNATIVE ENERGY AND
----------------------
PROCESS EQUIPMENT: 13.3%
------------------------

Air Products                 15000              $ 1,036,875.00
*California Energy            1000                   33,625.00
*Energy Conversion Devices   20000                  272,500.00
*Energy Research Corp        20000                  295,000.00
Idaho Power                   2000                   62,250.00
OM Group                     15000                  405,000.00
*Real Goods Trading           1000                    5,312.50
*Thermo Ecotek                5000                   76,250.00
Trigen                       30000                  862,500.00
York International           30000                1,676,250.00
                                                  ------------
                                                $ 4,725,562.50

CLEAN AIR: 7.2%
---------------
*BHA Group                   20000             $    322,500.00
Engelhard                    40000                  765,000.00
Praxair                      15000                  691,875.00
*Thermo Instruments          15000                  496,875.00
Walbro                       15000                  273,750.00
                                                    ----------
                                               $  2,550,000.00

CLEAN WATER : 8.5%
------------------
Ameron                       15000              $   774,375.00
Aquarion                     15000                  418,125.00
Betz Labs                    10000                  585,000.00
Calgon Carbon                25000                  336,875.00
*Ionics                      10000                  480,000.00
Millipore                    10000                  413,750.00
                                                   -----------
                                                $ 3,008,125.00
CONSERVATION : 2.9%
-------------------
*Cannondale                  15000              $   337,500.00
T J International            30000                  697,500.00
                                                   -----------
                                                $ 1,035,000.00
ENVIRONMENTAL (GENERAL) :11.3%
------------------------------
Dames & Moore                 5000              $    73,125.00
*Flow International          40000                  365,000.00
Home Depot                   18000                  902,250.00
*Material Sciences           20000                  360,000.00
Minerals Technology          13000                  533,000.00
*Molten Metal                 1000                   11,750.00
*Thermedics                  15000                  271,875.00
*United Natural Foods        10000                  170,000.00
*Whole Foods Markets         25000                  562,500.00
Worthington Foods            40000                  760,000.00
                                                    ----------
                                                $ 4,009,500.00

                                                             December 31, 1996
NEW ALTERNATIVES FUND, INC
STATEMENT OF INVESTMENTS (CONTINUED)

                             SHARES                 MARKET VALUE

EFFICIENT ELECTRIC  DEVICES : 4.8 %
------------------  ---------------
Baldor                       40000               $    985,000.00
International Rectifier      30000                    457,500.00
*Itron                        1000                     17,750.00
Whirlpool                     5000                    233,125.00
                                                      ----------
                                                 $  1,693,375.00

NATURAL GAS -DISTRIBTION: 8.4%
------------------------------
Eastern Enterprises          20000               $    707,500.00
Equitable Resources          20000                    595,000.00
National Fuel Gas            20000                    825,000.00
Northwest Natural Gas        15000                    360,000.00
Washington Energy            25000                    515,625.00
                                                      ----------
                                                 $  3,003,125.00

NATURAL GAS -DIVERSIFIED:14.1  %
-----------------------------  -
Burlington Resources         18000               $    906,750.00
Enron                        25000                  1,078,125.00
MCN                          30000                    866,250.00
NGC Corp                     30000                    697,500.00
Questar                      25000                    918,750.00
Williams Co's                15000                    562,500.00
                                                   -------------
                                                 $  5,029,875.00
RECYCLING -PAPER: 6.8%
----------------------
Caraustar Ind                20000               $    665,000.00
Media General                10000                    302,500.00
Republic Group               35000                    546,875.00
Sonoco Products              30000                    776,250.00
*Superior Services            5000                    101,875.00
*Thermo Fibertek              5000                     46,562.50
                                                      ----------
                                                 $  2,439,062.50
RECYCLING-METALS -PLASTIC  4.9%
-------------------------  ----
Commonwealth Alum            20000                    307,500.00
Commercial Metals            25000                    753,125.00
Quanex                       25000                    684,375.00
                                                      ----------
                                                 $  1,745,000.00


Total Common Stock                               $ 29,238,625.00

Money Market Deposits and Treasury Bills :16.6 %
SOCIALLY CONCERNED BANKS
------------------------

Alternatives Federal Credit Union                 $   100,000.00
Community Capital Bank                                100,000.00
South Shore Bank                                      100,000.00
Vermont National Bank                                 100,000.00
U.S. Treasury Bills (cost $5,462,311.68)            5,484,264.18
                                                    ------------
                                                  $ 5,884,264.18

Total Common Stock (82.2 %)                       $29,238,625.00
Bank money market and Treasury Bills(16.6 %)        5,884,264.18
Cash and Receivables, less liabilities (1.2 %)        425,980.27
                                                  --------------
NET ASSETS (100 %)                                $35,548,869.45

*Securities for which no cash dividends were paid during the fiscal year.

                                                                             4
                          NEW ALTERNATIVES FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1996


                                            ASSETS

Investment Securities at market value
(Cost:$24,074,414.23) (Notes 2A and 5)..........$29,238,625.00
Bank money market deposits.......................   400,000.00
U.S.Treasury Bills at market..................... 5,484,264.18
Cash.............................................   169,175.78
Receivables:  Dividends..........................    45,950.00
              Interest...........................       334.81
              Securities Sold....................   596,130.07
              Subscriptions receivable...........     9,311.45
                                                  ------------

Total Assets  ..................................$35,943,791.29


                                          LIABILITIES

Payables:     Accrued Operating Expenses :

Accounting....................................    $     341.00
Custodian................................ ....        1,746.43
Directors Fees ...............................          691.61
State Taxes ..................................          398.04
Advisory fee .................................       23,649.39
Regulatory fees ..............................        2,916.24
Printing .....................................        2,603.73
Bonds.........................................        2 298.54
Transfer Agent-Fund Plan Services.............        2,495.91
Fund Pricing-Fund Plan Services...............        2,624.12
Other.........................................        2,883.80
                                                     ---------
                                                     42,648.81


Securities Purchased..........................            0.00
Redemptions Payable...........................        2,000.00
Dividend distribution payable.................      350,273.03

Total Liabilities ............................    $ 394,921.84
                                                   -----------

Net Assets at market, applicable to 1,151,714.035 outstanding shares after the dividend. There were 1,038,560.849 shares before the dividend. There are eight million commmon shares authorized. There is only one class of common stock. (note 3)

                                                 ==============
                                                 $35,548,869.45

                                       5
                            STATEMENT OF OPERATIONS
                    FOR THE PERIOD ENDING DECEMBER 31, 1996

                         INVESTMENT INCOME AND EXPENSE
INCOME :
Dividends.....................................$  547,492.50
Interest .....................................   215,400.44
                                                 ----------
Total Income .................................   762,892.94

EXPENSES :
Management Fee (note 4) ..................... $  270,843.74
Custodian fees
United Missouri Bank.........................     20,715.69
State Taxes..................................        431.88
Accounting ..................................      4,026.00
Directors ...................................      2,728.75
Filing Fees..................................     11,199.60
Postage and Printing ........................     13,377.00
Bond and Insurance ..........................      6,474.54
Transfer Agent-Fund Plan Services............     39,894.00
Fund Pricing-Fund Plan Services..............     29,280.00
Other........................................      9,984.55
                                               ------------
Total Expenses ..............................  $ 408,955.75

NET INVESTMENT INCOME .......................  $ 353,937.19

                NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

REALIZED GAIN ON INVESTMENTS (note 2B&5)

Proceeds from sales..........................$20,396,398.81
Cost of Securities Sold ..................... 16,925,281.52
                                              -------------
Net Realized Gain ...........................$ 3,491,047.59

UNREALIZED APPRECIATION (DEPRECIATION) of investments :

Beginning of period .........................$ 4,737,419.85
End of period  ..............................  5,164,210.77
                                               ------------
Total unrealized appreciation (depreciation).$   426,790.92
For the period.

Net realized and unrealized gain (loss)
on investments .... ........................ $ 3,917,838.51
                                             --------------

Net increase (decrease) in net assets
resulting from operations....................$ 4,271,775.70
                                             --------------

                                                                             6
                          NEW ALTERNATIVES FUND, INC.
                      STATEMENT OF CHANGES IN NET ASSETS

                                           Year End           Year End
                                           12/31/96           12/31/95



FROM INVESTMENT ACTIVITIES:
---------------------------


Net Investment income ....              $353,937.19         $337,309.07

Net Realized gain from
security transactions .....            3,491,047.59        2,672,216.97
Unrealized appreciation
(deprec.) of investments..               426,790.92        2,342,681.73
                                      -------------       -------------
Increase (decrease) in net
assets derived from invest-
ment activities..........            $ 4,271,775.70      $ 5,352,207.77
                                     --------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS :

From net investment income
dividends to shareholders ..            (353,837.68)        (337,415.81)
Distributions to
shareholders .......                  (3,491,018.44)      (2,672,182.54)

FROM CAPITAL SHARE TRANSACTIONS :

Net increase (decrease) from capital
transactions (note 3)...               2,886,185.03        1,524,960.89

INCREASE(DECREASE) IN
NET ASSETS:..............              3,313,104.61        3,867,570.31
----------

NET ASSETS :

At the beginning of the
period.................             $ 32,235,764.84      $28,368,221.14
                                     --------------      -------------
At the end of the
period.................             $ 35,548,869.45      $32,235,764.84
                                     ==============      ==============

                     NOTES TO FINANCIAL STATEMENT FOR THE
                         YEAR ENDED DECEMBER 31, 1996

1) ORGANIZATION - The fund is registered as an open-end investment company under the Investment Company Act of 1940, as amended. The fund commenced operations September 3, 1982.

2) ACCOUNTING POLICIES - The following is a summary of significant accounting policies consistently followed by the fund in the preparation of these financial statements. The policies are in conformity with generally accepted accounting principles:

A} SECURITY VALUATION - listed investments are stated at the last sale price at the closing of the New York Stock Exchange and the American Stock Exchange and the NASD National Market System on December 31, 1996 and at the mean between the bid and asked price on the over the counter market.

B} SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date(date order to buy or sell is executed).Realized gains and losses from security transactions are reported on a first in, first out basis.

C} INVESTMENT INCOME AND EXPENSE RECOGNITION - Dividend income is recorded as of the ex-dividend date. Expenses are accrued on a daily basis.

D} FEDERAL INCOME TAXES - No provision for federal income tax is believed necessary since the fund intends to distribute all its taxable income to comply with the provisions of the Internal Revenue Code applicable to investment companies. The aggregate cost of the securities owned by the fund on December 31, 1996 for federal tax purposes is $24,074,414.23.

3. CAPITAL STOCK - There are eight million shares of capital stock authorized. On December 31, 1996 - 1,038,560.849 shares were issued and outstanding before the dividend, and 1,151,714.035 shares after the dividend. Aggregate paid in capital including reinvestment of dividends was $30,384,649.15. Transactions in capital stock were as follows:

                    Year End 12/31/96              Year End 12/31/95
                    -----------------              -----------------
Capital stock      Shares      $ Amount            Shares      $ Amount
sold.........    75,270.800    2,427,524.58      62,538.844   1,983,398.19
Capital stock
issued reinvest 113,185.546    3,494,044.05     90,918.677   2,773,958.00
ment of divd..
Redemptions.  ( 93,430.127)  (3,035,383.60)   (105,027.331) (3,232,395.30)
               -----------   -------------    ------------  -------------
Net Increase/   95,026.219  $ 2,886,185.03     (48,430.190)($1,524,960.89)
(decrease)

4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES - Pursuant to agreements, Accrued Equities, Inc. serves as investment advisor to the Fund. The Fund pays to Accrued Equities, Inc. an annual management fee of 1.00% of the first $10 million of average net assets;0.75% of the next $20 million; and 0.50% of net assets over $30 million and 0.45% of assets over $100 million. If the net annual expenses of the Fund (other than interest, taxes, brokerage commissions, extraordinary expenses) exceed the most restrictive limitation imposed by any state in which the Fund has registered its securities for sale (presently 2.5%, in California) Accrued Equities reduces its management fee by the amount of such excess expense. The expense ratio for the year ended December 31, 1996 was 1.20%. The fund pays no renumeration to its officers, each of whom is also an officer of Accrued Equities, Inc.

5)PURCHASES AND SALES OF SECURITIES - During year ended December 31, 1996, the aggregate cost of securities purchased totalled $17,228,615.60. Net realized gains were computed on a first in, first out basis. The amount realized on sales of securities for the year ended December 31, 1996 was $20,396,398.81.

                  Kenneth D Katz CPA
                  64 North Park Avenue
                  Rockville Centre, NY 11570






Report of Independent Accountant
To The Board of Directors and Shareholders
New Alternatives Fund Inc.,
Melville, NY


I have audited the statement of assets and liabilities of New Alternatives Fund Inc (the Fund) including the schedule of portfolio investments by industry classification, as of December 31, 1996, and the related statement of operations for the year then ended, and the statements of changes in net assets and the supplementary informationselected per share data and ratios. These financial statements and supplementary information are the responsibility of the Fund's management. My responsibility is to express an opinion on these financial statements and supplementary information based on my audits.

I conducted my audits in accordance with generally accepted auditing standards. Those standards require that I plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary information are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. My procedures included confirmation of securities owned at December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. I believe that my audit provides a reasonable basis for my opinion.

In my opinion the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 1996, the results of operations for the year then ended and the changes in its net assets and selected per share data and ratios for the years in the periods then ended in conformity with generally accepted accounting principles.

Kenneth D Katz CPA
Rockville Centre, NY
January 31, 1997

S/________________________